UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 1.6%
Service Corporation International	453,723	$17,854,000

Hotels, Restaurants & Leisure - 1.3%
Chuy’s Holdings Inc.	456,913	14,461,297	*

Media - 2.6%
Gray Television Inc.	1,921,476	29,686,804	*

Specialty Retail - 6.0%
Aaron’s Inc.	541,600	23,456,696
Hudson Ltd., Class A Shares	672,254	11,361,093	*
Monro Inc.	200,003	13,490,202
Murphy USA Inc.	235,047	18,625,124	*

Total Specialty Retail		66,933,115

TOTAL CONSUMER DISCRETIONARY		128,935,216

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.8%
Sprouts Farmers Market Inc.	938,059	20,158,888	*

Personal Products - 1.2%
Inter Parfums Inc.	218,059	13,127,152

TOTAL CONSUMER STAPLES		33,286,040

ENERGY - 4.0%
Energy Equipment & Services - 2.4%
Liberty Oilfield Services Inc., Class A Shares	768,710	15,066,716	*
Smart Sand Inc.	2,137,907	12,399,860	*

Total Energy Equipment & Services		27,466,576

Oil, Gas & Consumable Fuels - 1.6%
Extraction Oil & Gas Inc.	1,176,324	17,786,019	*

TOTAL ENERGY		45,252,595

FINANCIALS - 19.4%
Banks - 8.3%
Cadence BanCorp	905,000	24,643,150
First Interstate BancSystem Inc., Class A Shares	620,001	26,753,043
LegacyTexas Financial Group Inc.	480,000	21,038,400
Origin Bancorp Inc.	111,520	4,529,943
TriState Capital Holdings Inc.	542,003	15,934,888	*

Total Banks		92,899,424

Consumer Finance - 3.1%
Encore Capital Group Inc.	355,900	12,847,990	*
OneMain Holdings Inc.	636,593	21,166,717	*

Total Consumer Finance		34,014,707

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - 3.5%
Assured Guaranty Ltd.	304,253	$11,841,527
Kinsale Capital Group Inc.	240,826	14,262,920
ProAssurance Corp.	310,005	12,803,206

Total Insurance		38,907,653

Thrifts & Mortgage Finance - 4.5%
Essent Group Ltd.	158,770	6,096,768	*
NMI Holdings Inc., Class A Shares	664,996	13,898,416	*
Radian Group Inc.	611,998	11,719,762
Washington Federal Inc.	556,645	18,675,440

Total Thrifts & Mortgage Finance		50,390,386

TOTAL FINANCIALS		216,212,170

HEALTH CARE - 11.2%
Biotechnology - 3.6%
Akebia Therapeutics Inc.	795,350	8,192,105	*
Amarin Corp. PLC, ADR	4,153,479	10,591,372	*
Dynavax Technologies Corp.	707,510	9,551,385	*
Lexicon Pharmaceuticals Inc.	1,014,090	12,148,798	*

Total Biotechnology		40,483,660

Health Care Equipment & Supplies - 1.3%
Quotient Ltd.	1,938,556	14,636,098	*

Health Care Providers & Services - 5.1%
Encompass Health Corp.	318,080	24,056,390
HealthEquity Inc.	298,090	22,505,795	*
Tivity Health Inc.	302,560	10,196,272	*

Total Health Care Providers & Services		56,758,457

Life Sciences Tools & Services - 1.2%
Syneos Health Inc.	271,573	13,381,759	*

TOTAL HEALTH CARE		125,259,974

INDUSTRIALS - 16.1%
Airlines - 0.9%
Allegiant Travel Co.	83,265	10,291,554

Building Products - 1.1%
Continental Building Products Inc.	372,488	11,882,367	*

Commercial Services & Supplies - 0.9%
Team Inc.	484,170	10,554,906	*

Construction & Engineering - 0.9%
Dycom Industries Inc.	115,000	10,253,400	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - 1.9%
EnPro Industries Inc.	180,000	$13,750,200
REV Group Inc.	469,810	8,066,638

Total Machinery		21,816,838

Professional Services - 1.0%
ICF International Inc.	147,972	10,898,138

Road & Rail - 2.1%
Landstar System Inc.	106,379	11,824,026
Marten Transport Ltd.	536,291	11,717,958

Total Road & Rail		23,541,984

Trading Companies & Distributors - 7.3%
Foundation Building Materials Inc.	808,450	11,714,441	*
GATX Corp.	144,274	11,879,521
MRC Global Inc.	726,620	16,457,943	*
Rush Enterprises Inc., Class A Shares	358,870	16,181,448	*
Textainer Group Holdings Ltd.	617,623	9,820,206	*
Triton International Ltd.	425,701	14,984,675

Total Trading Companies & Distributors		81,038,234

TOTAL INDUSTRIALS		180,277,421

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment, Instruments & Components - 3.6%
Itron Inc.	152,340	9,323,208	*
Methode Electronics Inc.	460,145	18,060,691
MTS Systems Corp.	161,362	8,798,263
nLight Inc.	141,610	4,323,354	*

Total Electronic Equipment, Instruments & Components		40,505,516

Internet Software & Services - 3.1%
2U Inc.	201,865	15,273,106	*
Q2 Holdings Inc.	193,465	11,443,455	*
Web.com Group Inc.	310,167	7,800,700	*

Total Internet Software & Services		34,517,261

IT Services - 2.7%
EVERTEC Inc.	496,478	11,567,937
WNS Holdings Ltd., ADR	386,844	18,823,829	*

Total IT Services		30,391,766

Semiconductors & Semiconductor Equipment - 2.8%
Semtech Corp.	206,432	9,795,198	*
Tower Semiconductor Ltd.	779,220	16,090,893	*
Veeco Instruments Inc.	366,494	5,369,137	*

Total Semiconductors & Semiconductor Equipment		31,255,228

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Software - 3.4%
Blackline Inc.	267,560	$11,424,812	*
Rapid7 Inc.	508,140	14,131,373	*
RingCentral Inc., Class A Shares	161,610	11,918,738	*

Total Software		37,474,923

TOTAL INFORMATION TECHNOLOGY		174,144,694

MATERIALS - 3.2%
Chemicals - 1.5%
Venator Materials PLC	1,133,860	16,577,033	*

Construction Materials - 0.9%
U.S. Concrete, Inc.	210,000	10,605,000	*

Containers & Packaging - 0.8%
Silgan Holdings Inc.	330,000	9,078,300

TOTAL MATERIALS		36,260,333

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Lexington Realty Trust	1,893,153	16,640,815
STORE Capital Corp.	468,510	12,860,600
Summit Hotel Properties Inc.	1,130,107	15,991,014

Total Equity Real Estate Investment Trusts (REITs)		45,492,429

Real Estate Management & Development - 1.0%
Realogy Holdings Corp.	515,453	11,272,957

TOTAL REAL ESTATE		56,765,386

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
ORBCOMM Inc.	1,250,000	11,950,000	*

UTILITIES - 3.1%
Electric Utilities - 1.2%
PNM Resources Inc.	329,348	12,959,844

Multi-Utilities - 1.9%
Black Hills Corp.	356,030	21,351,119

TOTAL UTILITIES		34,310,963

TOTAL COMMON STOCKS (Cost - $843,376,951)		1,042,654,792

INVESTMENTS IN UNDERLYING FUNDS - 1.8%
Main Street Capital Corp.	232,906	9,188,142	(a)
PennantPark Investment Corp.	1,367,962	10,355,474	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,522,509)		19,543,616

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $860,899,460)		1,062,198,408

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $46,032,088)	1.741%	46,032,088	$46,032,088

TOTAL INVESTMENTS - 99.2% (Cost - $906,931,548)			1,108,230,496
Other Assets in Excess of Liabilities - 0.8%			9,121,846

TOTAL NET ASSETS - 100.0%			$1,117,352,342

*	Non-income producing security.

(a)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$1,042,654,792	—	—	$1,042,654,792
Investments in Underlying Funds	19,543,616	—	—	19,543,616

Total Long-Term Investments	1,062,198,408	—	—	1,062,198,408

Short-Term Investments	46,032,088	—	—	46,032,088

Total Investments	$1,108,230,496	—	—	$1,108,230,496

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018